UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $1,654,501 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108   143101  3530745 SH       SOLE                  3530745        0        0
AMERIPRISE FINL INC            COM              03076C106   103320  2540453 SH       SOLE                  2540453        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    22540   666850 SH       SOLE                   666850        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100   170642  4510746 SH       SOLE                  4510746        0        0
BEARINGPOINT INC               COM              074002106     6916  8538859 SH       SOLE                  8538859        0        0
BLOCK H & R INC                COM              093671105    11809   551800 SH       SOLE                   551800        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    53918  2561402 SH       SOLE                  2561402        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100    59588   725800 SH       SOLE                   725800        0        0
ENTERGY CORP NEW               COM              29364G103   244173  2026667 SH       SOLE                  2026667        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    62320  3800000 SH       SOLE                  3800000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    79168  2144900 SH       SOLE                  2144900        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102    29925  3183500 SH       SOLE                  3183500        0        0
HEWLETT PACKARD CO             COM              428236103    80020  1810000 SH  CALL SOLE                  1810000        0        0
HEWLETT PACKARD CO             COM              428236103   196270  4439500 SH       SOLE                  4439500        0        0
HILLTOP HOLDINGS INC           COM              432748101    14999  1454802 SH       SOLE                  1454802        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    37625  4054520 SH       SOLE                  4054520        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     6446  2839550 SH       SOLE                  2839550        0        0
MARATHON ACQUISITION CORP      *W EXP 08/24/201 565756111      453   503000 SH       SOLE                   503000        0        0
PATRIOT COAL CORP              COM              70336T104    19835   129396 SH       SOLE                   129396        0        0
PRECISION CASTPARTS CORP       COM              740189105    91750   952064 SH       SOLE                   952064        0        0
SLM CORP                       COM              78442P106    99842  5159815 SH       SOLE                  5159815        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105    65579  1830793 SH       SOLE                  1830793        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208    54262  1355200 SH       SOLE                  1355200        0        0